Share-based payments	12 Months Ended
Dec. 31, 2019
Share-based payments [Abstract]
Share-based payments

41.	Share-based payments

(a)	Stock options granted as of December 31, 2019 are as follows:

	5th grant (*1)	6th grant (*1)		7th grant (*1)(*2)
Type	Cash payment		Cash payment	Cash payment
Grant date	March 21, 2006		March 20, 2007	March 19, 2008
Exercise price in won	~~W~~38,829		~~W~~54,560	~~W~~49,053
Number of shares granted	3,296,200		1,301,050	808,700
Options expiry dates	August 21, 2019		August 19, 2020	May 17, 2021/ September 17,2021
Changes in number of shares granted:
Balance at January 1, 2019	2,500		58,764	45,628
Exercised and cancelled	2,500		—	9,466

Balance at December 31, 2019	—		58,764	36,162

				~~W~~1,122 (Expiration of contractual exercise period : May 17, 2021)
Fair value per share in won	—	~~W~~	88
				~~W~~1,301 (Expiration of contractual exercise period : Sep 17, 2021)

(*1)	The weighted average exercise price for 94,926 stock options outstanding at December 31, 2019 is ~~W~~52,462.
(*2)	As of December 31, 2019, the exercise of the remaining for 9,466 stock options (7th grant) was cancelled.

(b)	Performance shares granted as of December 31, 2019 are as follows:

	Expired	Not expired
Type	Cash-settled share-based payment
Performance conditions	Increase rate of the stock price and achievement of target ROE
Operating period	4 or 5 years
Estimated number of shares vested at December 31, 2019	20,427	2,074,713
Fair value per share in won	~~W~~40,889, ~~W~~45,766, ~~W~~49,405, ~~W~~40,580, ~~W~~44,222, for the expiration of operating period from 2015 to 2019	~~W~~43,350

The amount of cash payment for the Group’s cash-settled share-based payment arrangements with performance conditions is determined at the fourth anniversary date from the grant date based on the share price which is an arithmetic mean of weighted average share prices of the past two-months, past one-month and past one-week. Share price to be paid in the future is evaluated using the share price as of the end of the reporting period. For share-based payment transactions among the controlling company and its subsidiaries, the controlling company and its subsidiaries receiving the services shall measure the services received as a cash-settled and an equity-settled share-based payment transaction, respectively.

(c)	Share-based compensation costs for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
4th	~~W~~	67	413	480
5th		48	757	805
6th		26	159	185
7th		83	120	203
Performance share		1,782	15,717	17,499

	~~W~~	2,006	17,166	19,172

	2018
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
4th	~~W~~	—	(14)	(14)
5th		—	(19)	(19)
6th		(23)	(139)	(162)
7th		(59)	(86)	(145)
Performance share		1,154	9,768	10,922

	~~W~~	1,072	9,510	10,582

	2019
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
5th	~~W~~	—	9	9
6th		(3)	(15)	(18)
7th		(5)	(6)	(11)
Performance share		4,678	32,646	37,324

	~~W~~	4,670	32,634	37,304

(d)	Accrued expenses and the intrinsic value as of December 31, 2018 and 2019 are as follows:

	2018
	Accrued expenses (*)
	The controlling company		The subsidiaries	Total
Stock options granted:
5th	~~W~~	—	7	7
6th		3	20	23
7th		24	33	57
Performance share		7,328	61,790	69,118

	~~W~~	7,355	61,850	69,205

(*)

The intrinsic value of share-based payments is ~~W~~69,120 million as of December 31, 2018. For calculating, the quoted market price ~~W~~39,600 per share was used for stock options and the fair value was considered as intrinsic value for performance shares, respectively.

	2019
	Accrued expenses (*)
	The controlling company		The subsidiaries	Total
Stock options granted:
6th	~~W~~	1	4	5
7th		19	27	46
Performance share		10,003	81,352	91,355

	~~W~~	10,023	81,383	91,406

(*)

The intrinsic value of share-based payments is ~~W~~91,355 million as of December 31, 2019. For calculating, the quoted market price ~~W~~43,350 per share was used for stock options and the fair value was considered as intrinsic value for performance shares, respectively.